Income Tax Expense - Summary of Deferred Tax (Income)/Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Total current tax expense	$ 618	$ 594	$ 405
Deferred tax
Total deferred tax expense/(income)	103	(95)	129
Income tax reported in the Consolidated Income Statement	721	499	534
Derivative financial instruments [member]
Deferred tax
Total deferred tax expense/(income)	2	0	2
Retirement Benefit Obligations [member]
Deferred tax
Total deferred tax expense/(income)	2	(9)	(1)
Share-based payment expense [member]
Deferred tax
Total deferred tax expense/(income)	(6)	(3)	(6)
Other items [member]
Deferred tax
Total deferred tax expense/(income)	105	(83)	134
Republic of Ireland [member]
Current tax
Total current tax expense	15	23	20
Overseas [member]
Current tax
Total current tax expense	$ 603	$ 571	$ 385